CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from continuing operations:
Service revenues	$ 1,366,246	$ 2,229,416	$ 2,340,996
Product revenues	700,042	666,554	705,022
Total revenues	2,066,288	2,895,970	3,046,018
Costs and expenses from continuing operations:
Cost of services sold	1,149,360	1,771,078	1,861,380
Cost of products sold	494,510	467,816	486,154
Selling, general and administrative expenses	284,737	482,117	502,789
Research and development expenses	5,467	10,166	9,424
Goodwill impairment charge	0	0	265,038
Loss on disposal of the Harsco Infrastructure Segment and transaction costs	5,103	292,326	0
Other expenses	57,824	15,110	104,792
Total costs and expenses	1,997,001	3,038,613	3,229,577
Operating income (loss) from continuing operations	69,287	(142,643)	(183,559)
Interest income	1,702	2,087	3,676
Interest expense	(47,111)	(49,654)	(47,381)
Change in fair value to unit adjustment liability	(9,740)	(966)	0
Income (loss) from continuing operations before income taxes and equity income (loss)	14,138	(191,176)	(227,264)
Income tax expense	(30,366)	(31,975)	(31,678)
Equity in income of unconsolidated entities, net	(1,558)	1,548	564
Loss from continuing operations	(17,786)	(221,603)	(258,378)
Discontinued operations:
Loss on disposal of discontinued business	176	(2,398)	(1,843)
Income tax (expense) benefit related to discontinued business	(66)	906	924
Loss from discontinued operations	110	(1,492)	(919)
Net loss	(17,676)	(223,095)	(259,297)
Less: Net income attributable to noncontrolling interests	(4,495)	(9,753)	(511)
Net loss attributable to Harsco Corporation	(22,171)	(232,848)	(259,808)
Amounts attributable to Harsco Corporation common stockholders:
Loss from continuing operations, net of tax	(22,281)	(231,356)	(258,889)
Loss from discontinued operations	110	(1,492)	(919)
Net loss attributable to Harsco Corporation common stockholders	$ (22,171)	$ (232,848)	$ (259,808)
Weighted average shares of common stock outstanding	80,884	80,755	80,632
Basic loss per share attributable to Harsco Corporation common stockholders:
Continuing operations (in dollars per share)	$ (0.28)	$ (2.86)	$ (3.21)
Discontinued operations (in dollars per share)	$ 0.00	$ (0.02)	$ (0.01)
Basic loss per share attributable to Harsco Corporation common stockholders	$ (0.27)	$ (2.88)	$ (3.22)
Diluted weighted average shares of stock outstanding	80,884	80,755	80,632
Diluted loss per share attributable to Harsco Corporation common stockholders:
Income (Loss) from Continuing Operations, Per Diluted Share	$ (0.28)	$ (2.86)	$ (3.21)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.00	$ (0.02)	$ (0.01)
Diluted loss per share attributable to Harsco Corporation common stockholders	$ (0.27)	$ (2.88)	$ (3.22)